Intangible Asset, Net	12 Months Ended
Dec. 31, 2011
Intangible Asset, Net [Abstract]
Intangible Asset, Net

7. INTANGIBLE ASSET, NET

	2010	2011
	US$	US$
Software	299	338
Domain name use right	—	1,550

Total	299	1,888
Less: Accumulated amortization	(166)	(298)

Acquired intangible assets, net	133	1,590

Software is amortized over five years on average in general. The amortization expense for acquired intangible assets was US$48, US$56 and US$132 for the years ended December 31, 2009, 2010 and 2011, respectively.

In July 2011, the Company purchased a domain name NQ.com from a third party (the “Licensor”) with a consideration of US$1,550. The Company has been granted an exclusive license for the use of the domain name for ten years from July 2011 to July 2021. Unless renewed, upon the expiration or earlier termination of this agreement, the Licensor shall have the right to license the domain name to any other party as the Licensor desires. However, if the Licensor intends to transfer the domain name to another party, the Licensor must first offer the domain name to the Company for purchase. If the Company decides not to purchase the domain name, Licensor may then transfer the domain name to a third party. The Company amortized the domain name using the straight-line method over the estimated useful lives of the domain name of ten years as set out in the contract terms. The amortization expense for acquired domain name use right was US$78 for the year ended December 31, 2011.

The estimated amortization expense for the intangible assets above for each of the next five years and beyond is as follows:

Amount
US$
For the year ending
2012	200
2013	195
2014	171
2015	168
2016	159
2017 and thereafter	697

Total	1,590